Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V,

Ameritas Variable Separate Account VL,

Ameritas Variable Separate Account VA,

Carillon Account and Carillon Life Account

Supplement to:

Executive Select, Regent 2000,

and Allocator 2000 Annuity

Prospectuses Dated May 1, 2007

Excel Choice and Executive Edge

Prospectuses Dated November 5, 2007

VA I and VA II and VA II SA

Prospectuses Dated December 31, 2009

Designer Annuity and Excel Performance VUL (NY)

Prospectuses Dated May 1, 2010

Allocator 2000

Prospectus Dated September 1, 2010

Excel Performance VUL

Prospectus Dated May 1, 2019

Ameritas Performance II VUL

Prospectus Dated May 1, 2025

Supplement Dated June 26, 2025

The Board of Trustees for the Neuberger Berman Advisers Management Trust (“AMT”) approved a change in the name of Sustainable Equity Portfolio (the “Portfolio”) to Quality Equity Portfolio, which will be effective July 28, 2025. Accordingly, effective July 28, 2025, all references to the Portfolio in your prospectus and supporting materials, will be changed from Neuberger Berman AMT Sustainable Equity Portfolio to Neuberger Berman AMT Quality Equity Portfolio.

All other provisions remain as stated in your Policy and prospectus.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2863 06-25